Schedule of Investments
March 31, 2021 (unaudited)
Pinnacle Value Fund
Bertolet Capital Trust

	Shares or Principal
Security Description	Amount ($)		Fair Value ($)(1)

Common Stocks - 59.33%

Apparel & Textile - 1.57%
Crown Crafts, Inc.	38,183		295,155
Culp, Inc.	13,900		213,921

			509,076

Banks & Thrifts - 1.82%
Hope Bancorp, Inc.	12,507		188,356
OP Bancorp	18,612		195,798
PCB Bancorp	13,600		204,000

			588,154

Construction & Fabrication - 9.20%
Granite Construction, Inc.	1,144		46,046
Gulf Island Fabrication, Inc. (2)	339,894		1,311,991
Williams Industrial Service Group, Inc. (2)	465,388		1,619,550

			2,977,587

Energy - 18.71%
Bristow Group, Inc. (2)	117,878		3,050,683
Dorian LPG Ltd. (2)	202,114		2,653,757
Sabine Royalty Trust	2,093		63,543
Seacor Marine Holdings, Inc. (2)	53,622		285,805

			6,053,788

Furniture & Fixtures - 3.17%
Ethan Allen Interiors, Inc.	8,353		230,627
Flexsteel Industries, Inc.	17,185		598,897
Hooker Furniture Corp.	5,400		196,884

			1,026,408

Industrial Metals - 2.49%
Friedman Industries, Inc.	77,179		624,378
Haynes International, Inc.	1,000		29,670
Universal Stainless & Alloy Products, Inc. (2)	14,772		150,231

			804,279

Insurance - 3.65%
First Acceptance Corp. (2)	110,111		179,481
Genworth Financial, Inc. Class A (2)	30,000		99,600
Independence Holding Co.	10,192		406,151
Kansas City Life Insurance Co.	6,233		275,811
Mercury General Corp.	3,130		190,335
National Security Group, Inc.	3,041		30,775

			1,182,153

Power Equipment - 3.99%
AstroNova, Inc. (2)	10,400		139,360
Graham Corp.	8,114		115,543
Hurco Cos., Inc.	4,900		172,970
LSI Industries, Inc.	4,157		35,459
Powell Industries, Inc.	24,420		827,106

			1,290,438

Real Estate - 1.37%
FRP Holdings, Inc. (2)	3,000		147,660
Getty Realty Corp.	6,207		175,782
Potlatch Deltic Corp.	1,900		100,548
Regency Affiliates, Inc	3,255		19,367

			443,357

Retail - 5.73%
Haverty Furniture Cos., Inc.	5,200		193,388
Shoe Carnival, Inc.	1,000		61,880
The Buckle, Inc. (2)	18,129		712,107
Weyco Group, Inc.	41,066		888,258

			1,855,633

Security Services - 0.94%
Costar Technologies, Inc. (2)	52,259		303,102

Specialty Industrial - 0.39%
Preformed Line Products Co.	1,850		127,188

Specialty Retail - 0.01%
Aaron's Company, Inc.	100		2,568

Technology - 1.35%
Benchmark Electronics, Inc.	7,000		216,440
Kimball Electronics, Inc. (2)	8,521		219,842

			436,282

Transportation - 4.94%
FreightCar America, Inc. (2)	121,418		800,751
Kirby Corp. (2)	2,500		150,700
Patriot Transportation Holding, Inc. (2)	58,887		648,346

			1,599,797

Total Common Stock	(Cost $ 12,572,898)		19,199,810

Closed-End & Exchange Traded Funds - 2.69%

Barings Participation Investor	4,378		56,586
Sprott Gold Miners ETF (2) (7)	13,400		358,986
Sprott Junior Gold Miners ETF (2) (7)	11,022		453,555

Total Exchange-Traded Funds	(Cost $ 545,402)		869,127

Money Market Registered Investment Companies - 37.81%

First American Government Obligation Fund Class Z 0.03% (5)	11,234,314		11,234,314
Invesco Government & Agency Portolio Institutional Class 0.03% (5)	1,000,000		1,000,000

Total Money Market Registered Investment Companies	(Cost $ 12,234,314)		12,234,314

Total Investments - 99.83%	(Cost $ 25,352,614)		32,303,251

Other Assets less Liabilities - .17%			55,982

Total Net Assets - 100.00%			32,359,233

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund's assets carried at fair value:

	Investments in		Other Financial
Valuation Inputs	Securities		Instruments (8)
Level 1 - Quoted Prices	$32,303,251	$
Level 2 - Other Significant Observable Inputs	-		-
Level 3 - Significant Unobservable Inputs	-		-
Total	$32,303,251		$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2021.
(5) Variable rate security; the money market rate shown represents the yield at March 31, 2021.
(6) Fair valued security deemed as Level 3 security.
(7) Exchange-traded fund.
(8) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.